GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company activity). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following present total revenues for the years ended December 31, 2021, 2020 and 2019 and long-lived assets as of December, 31, 2021, 2020 and 2019:

	2021		2020		2019
	Total revenues	long-lived assets **)	Total revenues	long-lived assets **)	Total revenues	long-lived assets **)

Switzerland	$12,738	$167,733	$12,499	$175,956	$11,975	$162,422
Germany (*)	-	-	1,380	-	3,180	-
United States	1,199	9,189	995	16,098	989	18,687
Israel	-	131	-	240	-	312
Luxemburg	-	-	-	32	-	64

	$13,937	$177,053	$14,874	$192,326	$16,144	$181,485

*)	For details regarding the portfolio sale agreement, see Note 1b.
**)	Long-lived assets are comprised of real estate property, net and operating lease right of use assets.